GENERAL - Direct Subsidiaries (Details) - IDR (Rp) Rp in Billions					12 Months Ended
	Apr. 19, 2022	Dec. 27, 2021	Nov. 12, 2021	Nov. 10, 2021	Dec. 31, 2022	Dec. 31, 2021
Telkomsel
Direct/ Indirect subsidiaries
Percentage of ownership interest					65.00%	65.00%
Total assets before elimination					Rp 100,085	Rp 100,113
Mitratel
Direct/ Indirect subsidiaries
Percentage of ownership interest			71.87%	99.99%	72.00%	72.00%
Total assets before elimination					Rp 56,050	Rp 57,699
Metra
Direct/ Indirect subsidiaries
Percentage of ownership interest	43.61%				100.00%	100.00%
Total assets before elimination					Rp 18,740	Rp 18,748
TELIN
Direct/ Indirect subsidiaries
Percentage of ownership interest					100.00%	100.00%
Total assets before elimination					Rp 13,949	Rp 10,139
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest	56.39%	0.11%			100.00%	100.00%
Total assets before elimination					Rp 8,491	Rp 5,054
Telkomsat
Direct/ Indirect subsidiaries
Percentage of ownership interest					100.00%	100.00%
Total assets before elimination					Rp 6,463	Rp 5,511
GSD
Direct/ Indirect subsidiaries
Percentage of ownership interest					100.00%	100.00%
Total assets before elimination					Rp 5,845	Rp 5,881
Telkom Akses
Direct/ Indirect subsidiaries
Percentage of ownership interest					100.00%	100.00%
Total assets before elimination					Rp 5,308	Rp 4,973
TDE
Direct/ Indirect subsidiaries
Percentage of ownership interest					100.00%	100.00%
Total assets before elimination					Rp 3,189	Rp 3,411
MetraNet
Direct/ Indirect subsidiaries
Percentage of ownership interest					100.00%	100.00%
Total assets before elimination					Rp 1,731	Rp 1,640
Pt Infrastructure Telekomunikasi
Direct/ Indirect subsidiaries
Percentage of ownership interest					100.00%	100.00%
Total assets before elimination					Rp 1,360	Rp 1,259
PINS
Direct/ Indirect subsidiaries
Percentage of ownership interest					100.00%	100.00%
Total assets before elimination					Rp 797	Rp 1,589
Pt Napsindo Primatel International
Direct/ Indirect subsidiaries
Percentage of ownership interest					60.00%	60.00%
Total assets before elimination					Rp 5	Rp 5